iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  39 .2%
Bank of America Corp. ...................... 2,961,624 $ 100,132,507
Bank OZK .............................. 47,085 1,888,109
BOK Financial Corp. ........................ 12,589 1,108,210
Citigroup, Inc. ............................ 811,168 42,099,619
Citizens Financial Group, Inc. ................. 204,990 7,783,470
Comerica, Inc. ............................ 54,552 4,242,509
Commerce Bancshares, Inc. .................. 45,807 3,183,128
Cullen/Frost Bankers, Inc. .................... 23,800 3,103,520
East West Bancorp, Inc. ..................... 59,199 4,249,304
Fifth Third Bancorp ........................ 286,625 9,779,645
First Citizens BancShares, Inc. , Class A ........... 5,569 4,213,951
First Financial Bankshares, Inc. ................ 53,586 2,367,429
First Horizon Corp. ......................... 223,762 5,003,318
First Republic Bank ........................ 74,970 12,198,369
FNB Corp. .............................. 140,409 1,679,292
Glacier Bancorp, Inc. ....................... 45,284 2,268,276
Home BancShares, Inc. ..................... 79,012 1,864,683
Huntington Bancshares, Inc. .................. 601,522 7,994,227
JPMorgan Chase & Co. ..................... 1,226,850 141,529,416
KeyCorp ................................ 389,801 7,133,358
M&T Bank Corp. .......................... 74,946 13,299,168
Pinnacle Financial Partners, Inc. ................ 31,868 2,520,759
PNC Financial Services Group, Inc. (The) ......... 172,759 28,667,628
Popular, Inc. ............................. 31,935 2,480,391
Prosperity Bancshares, Inc. ................... 38,456 2,849,205
Regions Financial Corp. ..................... 390,483 8,270,430
Signature Bank ........................... 26,327 4,885,501
SVB Financial Group
(a)
...................... 24,585 9,921,277
Synovus Financial Corp. ..................... 60,632 2,448,320
Truist Financial Corp. ....................... 556,150 28,068,891
U.S. Bancorp ............................ 564,762 26,656,766
UMB Financial Corp. ....................... 18,003 1,629,272
Umpqua Holdings Corp. ..................... 90,685 1,596,963
United Bankshares, Inc. ..................... 56,569 2,191,483
Valley National Bancorp ..................... 175,691 2,053,828
Webster Financial Corp. ..................... 74,537 3,462,244
Wells Fargo & Co. ......................... 1,583,288 69,458,845
Western Alliance Bancorp .................... 45,174 3,450,390
Wintrust Financial Corp. ..................... 25,138 2,162,874
Zions Bancorp. NA ......................... 63,143 3,444,451
583,341,026
a
Capital Markets  —  34 .2%
Affiliated Managers Group, Inc. ................ 16,129 2,038,383
Ameriprise Financial, Inc. .................... 45,908 12,391,487
Ares Management Corp. , Class A ............... 71,582 5,128,850
Bank of New York Mellon Corp. (The) ............ 310,436 13,491,549
BlackRock, Inc.
(b)
.......................... 59,489 39,808,849
Blackstone, Inc. , NVS ....................... 292,702 29,876,093
Blue Owl Capital, Inc. ....................... 144,593 1,649,806
Carlyle Group, Inc. (The) ..................... 58,845 2,289,659
Cboe Global Markets, Inc. .................... 44,357 5,472,767
Charles Schwab Corp. (The) .................. 629,980 43,500,119
CME Group, Inc. .......................... 150,134 29,948,730
Coinbase Global, Inc. , Class A
(a) (c)
............... 13,775 867,274
FactSet Research Systems, Inc.
(c)
............... 15,848 6,809,569
Federated Hermes, Inc. ..................... 38,227 1,303,923
Franklin Resources, Inc. ..................... 117,134 3,215,328
Goldman Sachs Group, Inc. (The) .............. 143,462 47,828,796
Houlihan Lokey, Inc. ........................ 20,968 1,773,054
Interactive Brokers Group, Inc. , Class A ........... 36,484 2,141,246
Intercontinental Exchange, Inc. ................ 233,198 23,783,864
Security Shares Value
a
Capital Markets (continued)
Invesco Ltd. ............................. 140,462 $ 2,491,796
Janus Henderson Group PLC ................. 70,200 1,809,054
Jefferies Financial Group, Inc. ................. 80,153 2,610,583
KKR & Co., Inc. ........................... 247,542 13,728,679
Lazard Ltd. , Class A ........................ 47,196 1,777,873
LPL Financial Holdings, Inc. ................... 33,431 7,017,836
MarketAxess Holdings, Inc. ................... 15,756 4,266,410
Moody's Corp. ............................ 67,051 20,802,573
Morgan Stanley ........................... 584,562 49,278,577
Morningstar, Inc.
(c)
......................... 9,840 2,512,644
MSCI, Inc. .............................. 33,887 16,311,169
Nasdaq, Inc.
(c)
............................ 48,175 8,714,857
Northern Trust Corp. ........................ 87,075 8,688,344
Raymond James Financial, Inc. ................ 81,247 8,000,392
Robinhood Markets, Inc. , Class A
(a) (c)
............. 24,505 221,770
S&P Global, Inc.
(c)
......................... 144,989 54,650,704
SEI Investments Co. ........................ 43,617 2,414,637
State Street Corp. ......................... 153,367 10,895,192
Stifel Financial Corp. ....................... 44,465 2,659,452
T Rowe Price Group, Inc. .................... 94,945 11,722,859
TPG, Inc. ............................... 14,552 415,023
Tradeweb Markets, Inc. , Class A ................ 44,879 3,164,867
Virtu Financial, Inc. , Class A ................... 33,392 779,035
508,253,672
a
Consumer Finance  —  6 .0%
Ally Financial, Inc. ......................... 135,139 4,469,047
American Express Co. ...................... 254,797 39,243,834
Capital One Financial Corp. ................... 164,185 18,032,438
Credit Acceptance Corp.
(a) (c)
................... 3,123 1,798,567
Discover Financial Services ................... 117,363 11,853,663
FirstCash Holdings, Inc. ..................... 16,434 1,203,955
OneMain Holdings, Inc. ...................... 44,397 1,651,568
PROG Holdings, Inc.
(a)
...................... 22,539 415,168
SLM Corp. .............................. 112,290 1,751,724
SoFi Technologies, Inc.
(a) (c)
.................... 305,838 1,929,838
Synchrony Financial ........................ 209,646 7,018,948
Upstart Holdings, Inc.
(a) (c)
..................... 21,224 516,380
89,885,130
a
Diversified Financial Services  —  1 .0%
Apollo Global Management, Inc. ................ 156,049 8,910,398
Equitable Holdings, Inc. ..................... 148,285 4,215,743
Jackson Financial, Inc. , Class A ................ 35,985 989,947
14,116,088
a
Insurance  —  0 .3%
Fidelity National Financial, Inc. ................. 117,096 4,679,156
a
IT Services  —  18 .3%
Mastercard, Inc. , Class A ..................... 358,724 126,912,964
Visa, Inc. , Class A ......................... 687,443 145,813,535
272,726,499
a
Thrifts & Mortgage Finance  —  0 .6%
Enstar Group Ltd. ......................... 44,882 1,874,272
MGIC Investment Corp. ..................... 129,135 1,825,969
New York Community Bancorp, Inc. ............. 194,841 2,069,212
Radian Group, Inc. ......................... 72,073 1,612,273
Rocket Companies, Inc. , Class A
(c)
.............. 49,416 470,440
TFS Financial Corp. ........................ 19,897 291,491

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Thrifts & Mortgage Finance (continued)
UWM Holdings Corp.
(c)
...................... 33,560 $ 126,520
8,270,177
a
Total Common Stocks — 99.6%
(Cost: $ 1,662,598,523 ) ............................... 1,481,271,748
Total Long-Term Investments — 99.6%
(Cost: $ 1,662,598,523 ) ............................... 1,481,271,748
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(b) (d) (e)
............................ 13,324,793 13,324,793
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(b) (d)
............................. 2,295,917 2,295,917
a
Total Short-Term Securities — 1.1%
(Cost: $ 15,617,871 ) ................................. 15,620,710
Total Investments — 100.7%
(Cost: $ 1,678,216,394 ) ............................... 1,496,892,458
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (10,049,031)
Net Assets — 100.0% ................................. $ 1,486,843,427
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,001,069  $ 7,322,821
(a)
$ —  $ (334) $ 1,237  $ 13,324,793  13,324,793  $ 54,726
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,879,000  416,917
(a)
—  —  —  2,295,917  2,295,917  4,955  —
BlackRock, Inc. ... 50,069,976  3,709,640  (16,060,284) 1,169,790  919,727  39,808,849  59,489  324,496  —
$ 1,169,456  $ 920,964
$ 55,429,559
$ 384,177  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 53 09/16/22 $ 5,507 $ 190,449

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,481,271,748  $ —  $ —  $ 1,481,271,748
Short-Term Securities
Money Market Funds ...................................... 15,620,710  —  —  15,620,710
$ 1,496,892,458  $ —  $ —  $ 1,496,892,458
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 190,449  $ —  $ —  $ 190,449
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares